UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS
AT JANUARY 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 80.8%
Agriculture: 3.9%
170,963	Calavo Growers, Inc. **	$8,847,335
Aircraft & Parts: 2.1%
117,663	B/E Aerospace, Inc.	4,759,468
Apparel Retail: 1.5%
480,357	Performance Sports Group Ltd. *	3,434,553
Asset Management & Custody Banks: 1.8%
14,546	Affiliated Managers Group *	1,951,928
80,001	Waddell & Reed Financial, Inc.	2,195,227
		4,147,155
Commercial Services: 2.5%
52,308	Ecolab, Inc.	5,642,464
Consumer Finance: 5.3%
327,278	PayPal Holdings, Inc. *	11,827,827
Diversified Metals & Mining: 1.2%
139,776	Newmont Mining Corp.	2,789,929
Entertainment Facilities: 1.0%
115,382	SeaWorld Entertainment, Inc.	2,199,181
Fertilizers & Agricultural Chemicals: 0.7%
48,631	CF Industries Holdings, Inc.	1,458,930
Financial Services: 6.0%
144,677	The Bank of New York Mellon Corp. **	5,240,201
91,665	MasterCard, Inc. - Class A	8,160,935
		13,401,136
Food & Beverage: 11.0%
90,569	Anheuser-Busch InBev NV - ADR	11,397,203
51,515	Diageo PLC - ADR	5,546,620
78,192	PepsiCo, Inc.	7,764,466
		24,708,289
Food Services: 4.5%
313,082	Aramark	10,002,970
Holding Companies: 3.0%
51,195	Berkshire Hathaway, Inc. *	6,643,575
Internet Software & Services: 4.0%
11,889	Alphabet, Inc. - Class A *	9,051,690
Investment Banking & Brokerage: 4.0%
77,626	The Charles Schwab Corp.	1,981,792
295,090	E*TRADE Financial Corp. *	6,952,320
		8,934,112
Medical Equipment: 3.0%
51,422	Thermo Fisher Scientific, Inc.	6,790,789
Mortgage Insurance: 1.0%
354,428	MGIC Investment Corp. *,**	2,346,313

Movies & Entertainment: 2.2%
70,310	Time Warner, Inc.	4,952,636
Oil & Gas Exploration & Production: 1.1%
63,928	Anadarko Petroleum Corp.	2,498,946
Packaged Foods & Meats: 11.5%
105,189	ConAgra Foods, Inc.	4,380,070
42,366	Lancaster Colony Corp.	4,307,775
214,813	Mondelez International, Inc. - Class A	9,258,440
251,248	Snyder's-Lance, Inc.	7,931,900
		25,878,185
Professional Services: 2.7%
179,708	H&R Block, Inc.	6,119,057
Regional Banks: 5.0%
534,052	Seacoast Banking Corp. of Florida **	7,914,651
166,086	State Bank Financial Corp.	3,198,816
		11,113,467
Utilities: 1.8%
61,084	American Water Works Co., Inc.	3,964,963
TOTAL COMMON STOCKS
(Cost $179,873,498)		181,512,970

Principal
CONVERTIBLE BOND: 0.1%
$200,000	MGIC Investment Corp.
	9.000%, 4/1/2063 (Acquired 01/03/2014 through 04/03/2014, Cost $235,114)**^	227,375
TOTAL CONVERTIBLE BOND
(Cost $235,114)		227,375

Shares
INVESTMENT COMPANIES: 0.5%
10,000	SPDR Gold Shares *	1,069,600
TOTAL INVESTMENT COMPANIES
(Cost $1,159,543)		1,069,600

OTHER SECURITIES: 3.6%
	Miscellaneous Call and Put Options	8,174,260
TOTAL OTHER SECURITIES
(Cost $8,092,817)		8,174,260

TOTAL INVESTMENTS IN SECURITIES: 85.0%
(Cost $189,360,972)		190,984,205
Other Assets in Excess of Liabilities: 15.0%		33,730,614
TOTAL NET ASSETS: 100.0%		$224,714,819

Percentages are stated as a percent of net assets.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At January 31, 2016, the value of these securities amounted to $227,375 or 0.1% of net assets.

*	Non-income producing security
**	All or a portion of the shares have been committed as collateral for securities sold short.
ADR	American Depositary Receipt

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT
AT JANUARY 31, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCKS: 38.3%
Apparel Retail: 0.9%
30,000	Foot Locker, Inc.	$2,026,800
Asset Management & Custody Banks: 2.3%
16,696	BlackRock, Inc.	5,246,885
Auto Parts & Equipment: 1.0%
20,858	Autoliv, Inc.	2,143,785
Automobile Manufacturers: 0.9%
11,028	Tesla Motors, Inc.	2,108,554
Automotive Parts: 3.0%
74,083	Gentherm, Inc.	2,964,061
36,000	Lear Corp.	3,737,880
		6,701,941
Computer Hardware: 1.4%
102,561	Intel Corp.	3,181,442
Construction & Engineering: 0.3%
23,743	Comfort Systems USA, Inc.	672,877
Construction & Farm Machinery & Heavy Trucks: 0.8%
30,000	Caterpillar, Inc.	1,867,200
Consumer Finance:1.0%
132,000	The Western Union Co.	2,354,880
Food & Drug Stores: 2.0%
116,200	Kroger Co.	4,509,722
Health Care Technology: 0.8%
13,400	Athenahealth, Inc.	1,900,120
Home Furnishing Retail: 1.5%
55,737	Tempur Sealy International, Inc.	3,363,170
Industrial Products & Materials: 1.1%
12,255	W.W. Grainger, Inc.	2,410,436
Internet Retail: 0.9%
22,000	Netflix, Inc.	2,020,480
Investment Banking & Brokerage: 0.8%
52,391	Stifel Financial Corp.	1,753,003
Leisure Products: 1.4%
76,758	Brunswick Corp.	3,058,806
Life & Health Insurance: 0.2%
40,000	China Life Insurance Co. Ltd. - ADR	484,000
Medical Equipment: 1.7%
58,606	Align Technology, Inc.	3,876,201
Oil & Gas Refining & Marketing: 1.7%
20,000	Tesoro Corp.	1,745,000
30,000	Valero Energy Corp.	2,036,100
		3,781,100
Packaged Foods & Meats: 1.8%
77,000	Tyson Foods, Inc.	4,108,720

Regional Banks: 3.0%
67,543	Bank of the Ozarks, Inc.	2,994,857
36,318	BOK Financial Corp.	1,816,263
52,023	Texas Capital Bancshares, Inc.	1,857,221
		6,668,341
Research & Consulting Services: 0.6%
36,999	FTI Consulting, Inc.	1,253,896
Restaurants: 3.6%
81,086	Dave & Buster's Entertainment, Inc.	2,940,989
16,013	Papa John's International, Inc.	764,621
37,490	Sonic Corp.	1,101,456
89,528	Texas Roadhouse, Inc.	3,297,316
		8,104,382
Semiconductors: 4.5%
40,946	Avago Technologies Ltd.	5,474,890
29,347	NXP Semiconductors NV	2,194,569
34,633	Skyworks Solutions, Inc.	2,386,906
		10,056,365
Specialty Stores: 1.1%
13,000	Ulta Salon Cosmetics & Fragrance, Inc.	2,355,210
TOTAL COMMON STOCKS
(Proceeds $95,750,665)		86,008,316
REAL ESTATE INVESTMENT TRUSTS: 4.7%
40,600	Equity Residential	3,129,854
53,500	Realty Income Corp.	2,984,765
23,680	Simon Property Group, Inc.	4,411,111
		10,525,730
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $10,398,161)		10,525,730
Total Securities Sold Short (Proceeds $106,148,826)		$96,534,046

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows+:

Cost of investments	$189,563,186
Gross unrealized appreciation	$11,912,813
Gross unrealized depreciation	$(10,491,794)
Net unrealized appreciation	$1,421,019

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal  income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at January 31, 2016 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2016. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$181,512,970	$-	$-	$181,512,970
Convertible Bonds	-	227,375	-	227,375
Investment Companies	1,069,600	-	-	1,069,600
Other Securities	-	8,174,260	-	8,174,260
Total Investments in Securities	$182,582,570	$8,401,635	$-	$190,984,205

Securities sold short at fair value
Common Stocks	$86,008,316	$-	$-	$86,008,316
Real Estate Investment Trusts	10,525,730	-	-	$10,525,730
Total securities sold short	$96,534,046	$-	$-	$96,534,046

The basis for recognizing and valuing transfers as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended January 31, 2016.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices (collectively, “options”). The Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”). The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in futures for speculative purposes.

The following table presents the fair value of derivative instruments, held long or sold short by the Fund at January 31, 2016:

					Net Unrealized Gain/(Loss) on Open Positions
	Fair Value - Long Positions		Fair Value - Short Positions
Instruments	Assets	Liabilities	Assets	Liabilities
Equity Options Contracts	$8,174,260	$-	$-	$-	$81,443

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
 Elaine E. Richards, President, Principal Executive Officer

Date  March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
 Elaine E. Richards, President, Principal Executive Officer

Date  March 24, 2016

By (Signature and Title)  /s/ Eric C. VanAndel
   Eric C. VanAndel, Treasurer, Principal Financial Officer

Date  March 24, 2016